FAIR VALUE MEASUREMENTS - Fair value on a recurring basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loss on change in fair value of liability	$ 2.7
Level 1 | Recurring basis | Money market funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Money market funds measured at fair value	$ 1,770.9	$ 500.4